Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Capital and reserves
Summary of capital and reserves

	Class A	Class B
	ordinary	ordinary
Capital and reserves	shares	shares[1]
Equity instruments as of January 1, 2023	206,848,644	903,670,701
Issued during the year for vesting of shares	945,555	—
Equity instruments as of December 31, 2023	207,794,199	903,670,701
Issued during the year for vesting of shares	1,298,657	—
Equity instruments as of December 31, 2024	209,092,856	903,670,701
Issued during the year[1]	12,297,438	—
Equity instruments as of December 31, 2025	221,390,294	903,670,701

[1]The 12,297,438 number of Class A shares issued during 2025 includes a conversion event. On April 16, 2025, our founder and Chief Executive Officer Carsten Koerl, converted 120,000,000 Class B Ordinary Shares into 12,000,000 Class A Ordinary Shares. Such 120,000,000 Class B Shares remain outstanding but are held in treasury pending cancellation.

Schedule of treasury shares

Movement in treasury shares	Number of shares	Cost €’000
Treasury Shares as of January 1, 2024	230,612	2,322
Purchased during the year	2,627,731	28,725
Surrendered during the year	(931,057)	(12,234)
Treasury shares as of December 31, 2024	1,927,286	18,813
Purchased during the year	5,127,074	105,216
Surrendered during the year	(3,114,518)	(44,641)
Treasury shares as of December 31, 2025	3,939,842	79,388